Other Current Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Liabilities, Current [Abstract]
Other taxes payable and liabilities	$ 26.1	$ 21.8
Corporate income taxes payable	9.7	8.5
Accrued end of service benefits	4.1	4.3
Advances from customer (see Note 5 - Contracts with Customers)	1.0	19.5
Other	1.5	2.1
Total	$ 42.4	$ 56.2